Business Segments Business Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present financial information for DPL’s Utility reportable business segment:

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Three months ended September 30, 2019
Revenues from external customers	$190.9	$8.1	$—	$199.0
Intersegment revenues	0.2	0.8	(1.0)	—
Total revenues	$191.1	$8.9	$(1.0)	$199.0

Depreciation and amortization	$17.4	$0.3	$—	$17.7
Interest expense	$6.1	$12.2	$—	$18.3
Income / (loss) from continuing operations before income tax	$37.7	$(11.2)	$—	$26.5

Cash capital expenditures	$58.9	$0.1	$—	$59.0

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Three Months Ended September 30, 2018
Revenues from external customers	$198.5	$9.2	$—	$207.7
Intersegment revenues	0.2	0.7	(0.9)	—
Total revenues	$198.7	$9.9	$(0.9)	$207.7

Depreciation and amortization	$19.1	$0.6	$—	$19.7
Interest expense	$5.8	$16.8	$—	$22.6
Income / (loss) from continuing operations before income tax	$37.5	$(17.7)	$—	$19.8

Cash capital expenditures	$20.5	$4.6	$—	$25.1

$ in millions	Utility	Other	Adjustments and Eliminations	DPL Consolidated
Nine months ended September 30, 2019
Revenues from external customers	$569.4	$22.8	$—	$592.2
Intersegment revenues	0.8	2.4	(3.2)	—
Total revenues	$570.2	$25.2	$(3.2)	$592.2

Depreciation and amortization	$52.9	$1.2	$—	$54.1
Interest expense	$19.9	$43.8	$—	$63.7
Loss on early extinguishment of debt	$—	$44.9	$—	$44.9
Income / (loss) from continuing operations before income tax	$108.8	$(85.8)	$—	$23.0

Cash capital expenditures	$121.1	$1.3	$—	$122.4

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Nine months ended September 30, 2018
Revenues from external customers	$562.9	$28.6	$—	$591.5
Intersegment revenues	0.6	2.1	(2.7)	—
Total revenues	$563.5	$30.7	$(2.7)	$591.5

Depreciation and amortization	$56.5	$2.3	$—	$58.8
Interest expense	$20.5	$53.9	$—	$74.4
Income / (loss) from continuing operations before income tax	$73.9	$(60.2)	$—	$13.7

Cash capital expenditures	$65.0	$10.8	$—	$75.8

(a)	"Other" includes Cash capital expenditures related to assets of discontinued operations and held-for-sale businesses for the three and nine months ended September 30, 2018.

Total Assets	September 30, 2019	December 31, 2018
Utility	$1,779.4	$1,819.6
All Other (a)	36.9	63.5
DPL Consolidated	$1,816.3	$1,883.1

(a)
"All Other" includes Total assets related to the assets of discontinued operations and held-for-sale businesses and Eliminations for all periods presented.

The following tables present financial information for DPL’s reportable business segment:

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2018
Revenues from external customers	$737.8	$38.1	$—	$775.9
Intersegment revenues	0.9	2.9	(3.8)	—
Total revenues	$738.7	$41.0	$(3.8)	$775.9

Depreciation and amortization	$74.5	$(1.4)	$—	$73.1
Fixed-asset impairment	$—	$2.8	$—	$2.8
Interest expense	$27.3	$70.7	$—	$98.0
Income / (loss) from continuing operations before income tax	$104.4	$(72.5)	$—	$31.9

Cash capital expenditures	$93.1	$10.5	$—	$103.6

Total assets (end of year)	$1,819.6	$545.9	$(482.4)	$1,883.1

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2017
Revenues from external customers	$718.9	$25.0	$—	$743.9
Intersegment revenues	1.1	4.4	(5.5)	—
Total revenues	$720.0	$29.4	$(5.5)	$743.9

Depreciation and amortization	$75.3	$0.8	$—	$76.1
Interest expense	$30.5	$79.5	$—	$110.0
Income / (loss) from continuing operations before income tax	$88.5	$(95.0)	$—	$(6.5)

Cash capital expenditures	$85.6	$35.9	$—	$121.5

Total assets (end of year)	$1,695.9	$736.5	$(383.2)	$2,049.2

$ in millions	Utility	Other (a)	Adjustments and Eliminations	DPL Consolidated
Year ended December 31, 2016
Revenues from external customers	$806.7	$27.5	$—	$834.2
Intersegment revenues	1.3	5.7	(7.0)	—
Total revenues	$808.0	$33.2	$(7.0)	$834.2

Depreciation and amortization	$71.0	$2.6	$—	$73.6
Fixed-asset impairment	$—	$23.9	$—	$23.9
Interest expense	$25.4	$82.3	$(0.3)	$107.4
Income / (loss) from continuing operations before income tax	$143.0	$(130.6)	$—	$12.4

Cash capital expenditures	$83.4	$65.1	$—	$148.5

Total assets (end of year)	$1,710.5	$1,145.9	$(437.2)	$2,419.2

(a)	"Other" includes Cash capital expenditures and Total assets related to the assets of discontinued operations and held-for-sale businesses for all periods presented.